Segment Information (Details) - Schedule of segment are presented below - Operating Segments [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue:
Workspace membership	¥ 376,642	¥ 422,984	¥ 557,994
Marketing and branding services	463,475	317,461	534,826
Other services	217,391	136,692	74,538
Total revenue	1,057,508	877,137	1,167,358
Cost of revenue (excluding impairment loss)
Workspace membership	(508,121)	(557,102)	(814,002)
Marketing and branding services	(444,717)	(297,893)	(485,473)
Other services	(181,222)	(113,074)	(69,917)
Total cost of revenue (excluding impairment loss)	¥ (1,134,060)	¥ (968,069)	¥ (1,369,392)